Deferred Taxation - Summary of Movements in Net Deferred Tax (Liabilities)/Assets of the Group (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Deferred Tax Assets Not Recognized	¥ 12,558	¥ 11,360